Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (3,102,902)	$ 125,827	$ 957,222
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	135,939	78,514	93,403
Loss on disposal of property and equipment	78	280	62,556
Impairment loss on equity security	5,628	78,984
Loss from disposal of subsidiaries	32,641
Deferred tax provision (benefits)	380,302	(150,615)	175,435
Change in operating assets and liabilities
Accounts receivable	(242,674)	(1,332,431)	(354,868)
Accounts receivable - related parties		(1,070,648)
Other receivables	(402,174)	114,479	194,237
Prepaid expenses	(932,928)	(139,496)	67,652
Long-term prepaid expenses	(2,248,912)
Customer deposit received (returned)	(233,541)	968,426
Other payables and accrued liabilities	156,724	177,776	(325,688)
Other payables - related party	(190,666)	199,834
Deferred revenues	(65,413)	309,102
Taxes payable	(426,597)	319,696	(44,115)
Net cash (used in) provided by operating activities	(7,134,495)	(320,272)	825,834
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of short-term invesements	365,462
Purchases of short-term investments	(24,347)	(1,913,794)
Loans receivable to related party	(1,661,514)
Acquisition prepayment	(2,042,460)
Purchases of property and equipment	(159,514)	(132,998)	(8,270)
Proceeds from sale of property and equipment	990	3,536	38,707
Purchase of intangible asset	(12,644)
Net cash (used in) provided by investing activities	(3,534,027)	(2,043,256)	30,437
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of deferred offerring costs		(712,696)
Payment of acquisition deposit		(424,263)
Capital contribution from shareholders		6,469,679	434,631
Short-term advances made to related parties			(1,366,925)
Short-term advances from related parties			367,130
Proceeds from issuance of ordinary shares through IPO, net	8,032,912
Proceeds from long-term debt		1,537,184
Net cash provided by (used in) financing activities	8,032,912	6,869,904	(565,164)
EFFECT OF EXCHANGE RATE ON CASH	(168,805)	(19,854)	6,731
(DECREASE) INCREASE IN CASH	(2,804,415)	4,486,522	297,838
CASH, beginning of year	4,809,040	322,518	24,680
CASH, end of year	2,004,625	4,809,040	322,518
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	240,508	27,722
Cash paid for interest	197,999
NON-CASH TRANSACTIONS OF FINANCING ACTIVITIES
Fair value adjustment offsetting customer deposits with short-term investment		713,568
Prepaid IPO costs to be net against IPO proceeds	$ 733,478